Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	$ 6,730	$ 6,780	$ 9,204
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current liability		21	2
Noncurrent liability		6,809	6,434
Amounts recognized in the consolidated balance sheets		6,830	6,436
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current liability		0	147
Noncurrent liability		1,201	2,770
Amounts recognized in the consolidated balance sheets		$ 1,201	$ 2,917